Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Cash flows from operating activities
Net earnings	$ 9,672	$ 13,334	$ 12,266
Adjustments to reconcile net earnings to cash flows from operating activities:
Depreciation and amortization of property and intangibles	3,158	2,939	2,774
Stock based compensation	621	614	628
Deferred tax provision	(836)	356	(436)
Accounts receivable allowances	32	12	58
Changes in assets and liabilities, net of effects from acquisitions:
(Increase)/decrease in accounts receivable	(915)	(207)	453
(Increase)/decrease in inventories	(715)	(196)	95
Increase/(decrease) in accounts payable and accrued liabilities	493	20	(507)
(Increase)/decrease in other current and non-current assets	(1,625)	(574)	1,209
Increase in other current and non-current liabilities	4,413	87	31
Net cash flows from operating activities	14,298	16,385	16,571
Cash flows from investing activities
Additions to property, plant and equipment	(2,893)	(2,384)	(2,365)
Proceeds from the disposal of assets	1,342	524	154
Acquisitions, net of cash acquired (Note 20)	(2,797)	(1,269)	(2,470)
Purchases of investments	(29,882)	(15,788)	(10,040)
Sales of investments	30,396	11,101	7,232
Other (primarily intangibles)	(778)	(38)	(109)
Net cash used by investing activities	(4,612)	(7,854)	(7,598)
Cash flows from financing activities
Dividends to shareholders	(6,156)	(5,804)	(5,327)
Repurchase of common stock	(2,525)	(2,797)	(2,130)
Proceeds from short-term debt	9,729	7,874	9,484
Retirement of short-term debt	(11,200)	(6,565)	(6,791)
Proceeds from long-term debt	4,470	1,118	9
Retirement of long-term debt	(16)	(32)	(219)
Proceeds from the exercise of stock options/excess tax benefits	1,246	1,226	882
Net cash used by financing activities	(4,452)	(4,980)	(4,092)
Effect of exchange rate changes on cash and cash equivalents	(47)	(6)	161
Increase in cash and cash equivalents	5,187	3,545	5,042
Cash and cash equivalents, beginning of year (Note 1)	19,355	15,810	10,768
Cash and cash equivalents, end of year (Note 1)	24,542	19,355	15,810
Cash paid during the year for:
Interest	576	491	533
Income taxes	2,970	2,442	2,363
Supplemental schedule of non-cash investing and financing activities
Treasury stock issued for employee compensation and stock option plans, net of cash proceeds	433	673	541
Conversion of debt	1	1	2
Acquisitions
Fair value of assets acquired	3,025	1,321	3,345
Fair value of liabilities assumed and non-controlling interests	(228)	(52)	(875)
Net cash paid for acquisitions	$ 2,797	$ 1,269	$ 2,470